Customers and Other Financing and Non-Financing Accounts Receivable - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Trade and Other Receivables [Line Items]
Total customers	$ 159,990,300	$ 101,259,081
Domestic customers [member]
Trade and Other Receivables [Line Items]
Total customers	76,581,251	54,031,475
Export customers [member]
Trade and Other Receivables [Line Items]
Total customers	$ 83,409,049	$ 47,227,606